Cash flow information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Reconciliation of Net Cash Flow to Movement in Net Debt

Net debt reconciliation:

	Debt securities issued	Loans	Financial Leasings	Total
Balance at 1 January 2017	1,922,656	7,810,392	48,114	9,781,162
Cash inflows	209,808	24,030,222	72,421	24,312,451
Cash outflows	(503,391)	(22,768,911)	(1,068)	(23,273,370)
Other non-cash movements	246,448	1,466,205	3,253	1,715,906

Balance at 31 December 2017	1,875,521	10,537,908	122,720	12,536,149

Cash and cash equivalents				4,712,333

Net debt				(7,823,816)